Summary of Long-lived Asset by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 279,254	$ 264,381
China
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	262,679	246,816
United States
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 16,575	$ 17,565